UNSECURED DEBT AND RELATED DERIVATIVES - December 2026 term loan (Details) - CAD ($) $ in Thousands		12 Months Ended
	Dec. 12, 2018	Dec. 31, 2024	Dec. 31, 2023
Unsecured debentures and term loans, net
Proceeds from term loan		$ 0	$ 102,060
Principal issued and outstanding		3,089,443	3,074,685
December 2026 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan	$ 300,000
Principal issued and outstanding	300,000	$ 300,000	$ 300,000
Deferred financing costs	$ 1,500